Revenue - Summary of revenue expected to be recognized in the future related to performance obligations that are unsatisfied (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transaction price allocated to remaining performance obligations [line items]
Timing of recognition in revenue	¥ 1,312,863	¥ 1,285,176
One year or less [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Timing of recognition in revenue	527,020	580,129
More than one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Timing of recognition in revenue	¥ 785,843	¥ 705,047